NON-CONTROLLING INTERESTS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) Item	Dec. 31, 2015 CNY (¥) Item	Dec. 31, 2014 CNY (¥) Item	Dec. 31, 2013	Jan. 02, 2013
NON-CONTROLLING INTERESTS [Line Items]
Capital injection from minority shareholders	¥ 796	¥ 163
Guangzhou ZS Career Enhancement [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)					5.00%
Percentage of economic interest derecognized				5.00%
Percentage of economic interest rerecognized		0.00%
Shenyang K-12 [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)					10.00%
Taishidian Holding [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)					30.00%
Percentage of economic interest derecognized				30.00%
Ambow Jingxue [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)		36.00%			36.00%
Genesis Career Enhancement [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)					23.00%
Shanghai Tongguo Education Technology Co [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)			31.00%
Non-controlling interest acquired			¥ 270
Number of individual shareholders | Item		3	3
Capital injection from minority shareholders		¥ 163
Suzhou Ambow Jiaxue Education and Investment Co., Ltd [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)	40.00%
Non-controlling interest acquired	¥ 400
Number of individual shareholders | Item	1
Number of corporate shareholders | Item	1
Shanghai Huanyu Liren Ducation Training Co., Ltd [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)	40.00%
Non-controlling interest acquired	¥ 396
Number of individual shareholders | Item	1